Exhibit 99.1

The Directors

Macquarie Securities Management Pty Limited (Manager)

No. 50 Martin Place

Sydney, NSW 2000

The Directors

Macquarie Leasing Pty Limited (Depositor, Sponsor, Originator and Servicer)

No. 50 Martin Place

Sydney, NSW 2000

27 September 2016

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2 US Trust inside the United States

We (“we”, “us”, “our” or “PwC”) have performed the procedures as set out in Appendix 1 to this report (the “Procedures”) which were agreed to by Macquarie Securities Management Pty Limited and Macquarie Leasing Pty Limited (referred to herein collectively as the “Companies”)and J.P. Morgan Securities LLC., Citigroup Global Market Inc., HSBC Securities (USA) Inc., SG Americas Securities, LLC, nabSecurities LLC, and Macquarie Capital (USA) Inc. (each an “Other Party”) (collectively, the Companies and each Other Party are the “Specified Parties”), solely to assist you in the proposed offering of Asset Backed Securities Notes (SMART ABS Series 2016-2US Trust) consisting of the Class A-1 notes, the Class A-2a notes, the Class A-2b notes, the Class A-3a notes, the Class A-3b notes, the Class A-4a notes and the Class A-4b notes (together, the “US Notes”) (the “Securitisation”).

This agreed-upon procedures engagement was conducted in accordance with Attestation Standards 201 Agreed-Upon Procedures established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The Specified Parties assume the risk that the procedures might be insufficient for their purposes and that they might misunderstand or otherwise inappropriately use the factual findings from this report.

The Procedures do not constitute either an audit in accordance with US Auditing Standards or a review in accordance with US Auditing Standards applicable to review engagements. Accordingly, we do not express any assurance or opinion on the information disclosed in the preliminary

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Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2US Trust inside the United States

27 September 2016

prospectus dated on or around the 26 September 2016 or the final prospectus dated on or around the 7 October 2016 (together herein referred to as the “Prospectus”), the attached Appendices or any information provided to us for the purpose of the Securitisation.

Had we performed additional procedures or had we performed an audit in accordance with US Auditing Standards or a review in accordance with US Auditing Standards applicable to review engagements, other matters might have come to our attention that would have been reported to you.

This report should not be used for any purpose other than as indicated herein and we disclaim and take no responsibility for the use of our report contrary to these conditions.

This report is intended solely for the information and use of the Specified Parties for the purpose of their due diligence in relation to the Securitisation including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933. This report is not intended to be and should not be used by anyone other than the Specified Parties.

The Manager and Servicer may furnish a copy of this report to the Securities Exchange Commission as required by the Securities Exchange Act 1934 and Rules made thereunder, otherwise distribution of this report is restricted to those parties that have agreed the procedures to be performed with us as identified in the terms of the engagement (since others, unaware of the reasons for the procedures, may misinterpret the results). We expressly disclaim and do not accept any responsibility or liability to any party other than the Specified Parties for any consequences of reliance on this report for any purpose.

If a party has obtained or has access to, this report or its contents without having executed an agreement with PwC wherein such party accepts, among other things, responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2US Trust inside the United States

27 September 2016

Procedures

In connection with the Securitisation, the Specified Parties agreed on a sample size of 124 lease receivables (“Sample Lease Receivables”), which we have selected randomly from the indicative pool of assets to be sold as part of the Securitisation (“Pool Data”). We understand that the Pool Data represents an indicative pool from which a final pool will be selected and we make no representation as to the final allocation of the lease receivables. We have performed the procedures described in Appendix 1 for the Sample Lease Receivables selected.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization as stated in Item 3 of Form ABS Due Diligence 15-E.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Companies, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Securitisation and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Prospectus that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Prospectus. We do not warrant or provide any assurance as to whether or not the information included in the Prospectus or any other source is sufficient to comply with any applicable laws and regulations.

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2US Trust inside the United States

27 September 2016

We make no representations as to:

•	The interpretation of Securitisation documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	The Specified Parties compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

•	The reasonableness of any of the assumptions provided by the Specified Parties; and

•	The adequacy of the sample selection or sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire Pool Data, based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Securitisation.

Findings

We have performed the procedures described in Appendix 1 for the Sample Lease Receivables selected. Our findings as a result of performing the procedures for the Sample Lease Receivables selected are set out in Appendix 2.

Consistent with the attestation standards by the American Institute of Certified Public Accountants, there were no conclusions that resulted from the Procedures performed by us. We were not engaged to, and did not, conduct an audit examination or review, the objective of which would be the expression of an opinion or conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants in respect of the assets information which were the subject of the Procedures. Accordingly, we do not express such an opinion or conclusion requested in Item 5 of Form ABS Due Diligence 15-E.

The Procedures were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

PricewaterhouseCoopers

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2US Trust inside the United States

27 September 2016

Appendix 1

Appendix 1 – Agreed-upon procedures performed

We performed the following agreed-upon procedures on the Sample Lease Receivables as defined below. For the purpose of the procedures below, dollar amounts that differ only as a result of rounding were deemed to be in agreement. In the event that a document is not clear, data is missing or there was a question about the information contained in the document relevant to performance of agreed-upon procedures, we contacted the Servicer for clarification prior to reporting any exceptions.

Definitions & Data Provided by Servicer for this Procedure

Pool Cut-off Date	31 July 2016

Indicative Cut-off Date	Defined in the Prospectus as the open of business on 1 September 2016

Cut-off Date	As defined in the Prospectus as the open of business on 1 October 2016

Pool Data	Microsoft Excel file provided by Dean Ward via email on 4 August 2016 at 10:41AM, last modified 4 August 2016 at 10:37AM labelled as “SMART 2016-2US as at 31 July – Indicative Pool (PWC).xlsb”.

Sample	124 lease receivables randomly selected by us from the Pool Data
Lease Receivables

Exception	For the purposes of testing the Sample Lease Receivables, an exception is defined as a discrepancy between the data contained in the Pool Data and the Source Documents, other than rounding. For those data fields where we performed a recalculation, an exception is any difference other than rounding. For brokerage fees, we report any discrepancies between data contained in the Pool Data and the Source Documents that exceed $10.

Lease Receivables File Review

As instructed by the Specified Parties, we randomly select a sample of 124 lease receivables (“Sample Lease Receivables”) from the Pool Data as defined above.

We make no representations as to the accuracy and adequacy of the sampling variables provided. We do not draw any conclusions on the sample size and the accuracy and adequacy of the sampling procedure.

We understand that the Pool Data represents an indicative pool from which a final pool was selected and we make no representation as to the final allocation of the lease receivables to the Notes.

We performed the following procedures for each Sample Lease Receivables based on documents, reports and system based information (the “Loan System”) made available to us during the course of our engagement by the Servicer. We have assumed for purposes of the agreed upon procedures that the documents provided by the Servicer are authentic, but did not attempt to investigate the authenticity of the documents provided by the Servicer or provide assurance thereon. For the avoidance of doubt, where not specifically stated in this Appendix 1, the documents referred to are sourced from and provided by the Servicer.

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2US Trust inside the United States

27 September 2016

Appendix 1

Procedures

We performed the following procedures on the Sample Lease Receivables selected:

(1)	Agreed the following data fields from the Pool Data to source documents (made available to us by the Servicer) as detailed in the table below:

No.	Data Field	Electronic Source Documents
1	Lease ID Number	Loan System

2	Active Date	Lease agreements or settlement confirmation report. Note: If the date between these two sources is inconsistent, we used the ‘value date’ listed on the settlement confirmation report.

3	Equipment Cost

The components that sum up to Equipment Cost was calculated from the lease agreements, tax invoices and Loan System where relevant.

Components that sum up to Equipment Cost by Finance Type are as follows:

(a) Chattel Mortgage

Recalculated Equipment Cost based on data extracted from lease agreements and tax invoices as follows:

Equipment cost = Equipment cost extracted[2] (exclusive of Goods and Services Tax “GST”) + Brokerage fee [1] (excluding GST) – Value of any trade ins or deposit paid[1]

[1] :     Data extracted from tax invoice

[2] :     Data extracted from lease agreement

(b) Consumer Loans

Equipment Cost extracted from lease agreement’s loan amount (exclusive of GST).

(c) Finance Lease – Fixed and Lease – Government Status

Recalculated Equipment Cost based on data extracted from tax invoices and Loan System as follows

Equipment cost = Asset cost (excluding GST)[1] + Stamp duty[1] + Insurance (including GST) +

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2US Trust inside the United States

27 September 2016

Appendix 1

Brokerage fee (excluding GST)[1] + Associated Cost (including GST)[2] – Value of any trade ins or deposit paid[1]

[1] : Data extracted from tax invoices
[2] : Costs in relation to documentation fee extracted from Loan System

(d) Hire Purchase - Fixed

Recalculated Equipment Cost based on data extracted from tax invoices and Loan System as follows

Equipment cost =Asset cost (including GST) [1] + Stamp duty[1] + Insurance (including GST)[1] +Brokerage fee (excluding GST)[1] + Associated cost (including GST)[2] – Value of any trade ins or deposit paid[1]

[1] : Data extracted from tax invoices
[2] : Costs in relation to documentation fee extracted from Loan System

For the purpose of this procedure, the following was applied:

• applicable taxes was calculated in accordance with local tax laws and regulations;

• for sample lease receivables which have been refinanced, the equipment cost was agreed to the previous lease receivable information within the Loan System.

4	Pre-tax Yield	Pre-tax Yield data extracted from either lease agreement or Loan System schedule based on Finance Type are as follows:

(a) Pre-tax Yield extracted from lease agreement for Finance Type : Consumer Loans

(b) Pre-tax Yield extracted from Loan System schedule for Finance Type : Chattel Mortgage, Finance Lease – Fixed, Finance Lease – Fixed, Lease – Government Status and Hire Purchase – Fixed

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2US Trust inside the United States

27 September 2016

Appendix 1

5	Contract Payment	Lease agreements or recalculated based on data as follows:

Contract Payment = Repayment (exclusive of GST) [1] less account keeping fee[2]

[1] : Data extracted from lease agreements
[2] : Data extracted from Loan System

6	Term Date	Term Date recalculated using the “Active Date” data field plus “Contract Term” data field.

7	Contract Term	Lease agreement

8	Term Remaining	Term Remaining recalculated from the “Active Date” data field plus “Contract Term” data fields less “Cut-Off Date” of the pool.

9	State of origination	Lease agreement

10	New/Used	Lease agreement or tax invoices Note: If the data description does not match with lease agreement, new/used data description is agreed to tax invoice.

11	Residual

Lease agreements or recalculated based on data as follows:

Residual = Residual Value (exclusive of GST) [1] less account keeping fee[2]

[1] :     Data extracted from lease agreements

[2] :     Data extracted from Loan System

12	Year of Manufacture

Lease agreement or tax invoice.

Note: If the Sample Lease Receivable is a refinanced contract, year of manufacture is agreed to tax invoice. If the year of manufacture data does not match with lease agreement, year of manufacture data is agreed to tax invoice.

13	Finance Type	Lease agreement Note: Finance types such as “Financial Lease – Fixed” and “Lease – Government Status” are categorised as Novated Lease in the Lease agreement.

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2US Trust inside the United States

27 September 2016

Appendix 1

14	Vehicle Identification	Lease agreement
Number

15	Vehicle Make	Lease agreement Note: For Sample Lease Receivable with Vehicle Make categorised as “Others” in the data pool, agreed the data per lease agreement to “Asset Description” data field.

(2)	As appropriate, agreed that either:

(a)	the lease agreement identifies the Servicer as owner/lessor/lender/mortgagee of the Lease Receivable, or

(b)	the lease agreement states a party is the owner/lessor/lender/mortgagee of the Lease Receivable and that party has a Principal-Agent Agreement with the Servicer.

We have not formed a view as to the legal effectiveness of the documentation by which the lien holder has assigned the lease receivable to the Servicer.

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2US Trust inside the United States

27 September 2016

Appendix 2

Appendix 2 - Discrepancy found

We performed the agreed-upon procedures on the Sample Lease Receivables and found the following discrepancy:

Sample No.	Data Field	Pool Data Value	Electronic Source Document Value
40	New / Used	N	U

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2016-2US Trust inside the United States

27 September 2016

Appendix 3

Appendix 3 - Sample Lease Receivables selected

Sample No.	Customer ID
1	001-0018698-024
2	001-0023138-011
3	001-0035871-005
4	001-0075978-036
5	001-0089157-005
6	001-0120271-003
7	001-0185743-003
8	001-0192296-003
9	001-0203345-003
10	001-0211903-003
11	001-0216358-003
12	001-0273463-005
13	001-0352524-003
14	001-0376601-003
15	001-0397347-003
16	001-0404651-002
17	001-0404855-003
18	001-0416127-004
19	001-0440912-003
20	001-0456615-002
21	001-0461759-002
22	001-0467032-002
23	001-0471391-002
24	001-0479325-003
25	001-0479968-018
26	001-0483775-002
27	001-0485995-002
28	001-0510524-002
29	001-0548057-002
30	001-0682239-002
31	001-0716487-003
32	001-0722572-001
33	001-0725356-001
34	001-0726354-001
35	001-0728024-002
36	001-0728323-001
37	001-0735546-001
38	001-0738494-001
39	001-0742068-002
40	001-0779196-004
41	001-0782768-004
42	001-0783674-016
43	001-0787934-003
44	001-0798038-002
45	001-0827795-002
46	001-0828369-002

Sample No.	Customer ID
47	001-0832442-002
48	001-0835667-002
49	001-0843980-002
50	001-0845174-002
51	001-0874038-002
52	001-0895529-003
53	001-0898454-003
54	001-0946212-003
55	001-0970013-001
56	001-0970366-002
57	001-0995282-003
58	001-1013378-002
59	001-1015199-006
60	001-1021778-001
61	001-1035045-001
62	001-1051359-001
63	001-1054543-001
64	001-1054826-001
65	001-1063951-002
66	001-1064998-001
67	001-1066544-001
68	001-1068021-001
69	001-1069844-001
70	001-1069954-001
71	001-1072512-002
72	001-1072908-001
73	001-1074875-001
74	001-1077051-001
75	001-1077276-001
76	001-1077591-001
77	001-1078835-001
78	001-1080197-001
79	001-1081815-001
80	001-1082101-001
81	001-1082498-001
82	001-1082629-001
83	001-1082767-001
84	001-1082896-001
85	001-1084020-002
86	001-1085221-001
87	001-1087434-001
88	001-1087885-001
89	001-1088881-001
90	001-1091447-001
91	001-1091999-001
92	001-1093228-001

Sample No.	Customer ID
93	001-1093472-001
94	001-1096210-001
95	001-1098141-001
96	001-1098166-001
97	001-1098998-001
98	001-1101378-001
99	001-1101706-001
100	001-1104470-001
101	001-1104901-001
102	001-1106789-001
103	001-1107327-001
104	001-1107931-001
105	001-1108919-001
106	001-1109166-001
107	001-1109825-001
108	001-1113400-001
109	001-1114431-001
110	001-1114976-001
111	001-1115399-001
112	001-1116123-001
113	001-1116748-001
114	001-1116953-001
115	001-1118050-001
116	001-1119002-001
117	001-1122227-001
118	001-1123025-001
119	001-1126478-001
120	001-1130270-001
121	001-1135096-001
122	001-1146053-001
123	001-1149907-001
124	001-9609768-001